INTANGIBLE ASSETS, NET - Intangible Asset Acquisitions (Details) - patent	1 Months Ended
	Aug. 31, 2016	Jun. 30, 2016	Apr. 30, 2015
Bridgestone Americas Tire Operations, LLC
Number of patents			43
Siemens
Number of patents		2
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Number of patents	10,000